Revenue Information (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

Revenues consist of the following:

	For the Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Revenues generated from group chatting services	63,437,224	122,978,167	208,163,650
Revenues generated from game services	27,350	11,949,243	64,971,258
Total revenues	63,464,574	134,927,410	273,134,908